Organization and Summary of Significant Accounting Policies (Details 8) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
Property, plant and equipment
Gross	$ 194,567	$ 172,717
Less: accumulated depreciation	(123,441)	(116,936)
Total	71,126	55,781
Land and improvements
Property, plant and equipment
Gross	4,246	3,269
Buildings and improvements
Property, plant and equipment
Gross	25,954	21,423
Machinery and equipment
Property, plant and equipment
Gross	$ 164,367	$ 148,025